EARNINGS (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS (LOSS) PER COMMON SHARE
Schedule of basic and diluted earnings (loss) per common share

	Twelve months ended	Nine months ended	Twelve months ended
	March 31,	December 31,	December 31,
	2017	2017	2018
	RMB	RMB	RMB
Numerator:
Net earnings (loss) attributable to ATA Inc.	(9,716,002)	29,633,544	854,925,914
Dividends paid to participating securities	—	(3,749,630)	(13,249,006)
Redeemable non-controlling interest redemption value accretion	—	(3,748,639)	(6,085,542)
Net earnings (loss) available to common shareholders	(9,716,002)	22,135,275	835,591,366
Denominator:
Denominator for basic earnings (loss) per share:
Weighted average common shares outstanding	45,772,916	45,793,127	45,796,886
Denominator for diluted earnings (loss) per share	45,772,916	45,793,127	45,796,886
Basic loss per common share from continuing operations	(1.31)	(1.72)	(1.81)
Diluted loss per common share from continuing operations	(1.31)	(1.72)	(1.81)
Basic earnings per common share from discontinued operations	1.10	2.20	20.06
Diluted earnings per common share from discontinued operations	1.10	2.20	20.06
Basic earnings (loss) per common share attributable to ATA Inc.	(0.21)	0.48	18.25
Diluted earnings (loss) per common share attributable to ATA Inc.	(0.21)	0.48	18.25

Summary of potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share

	Twelve months ended	Nine months ended	Twelve months ended
	March 31,	December 31,	December 31,
	2017	2017	2018
Shares issuable under share options	2,451,067	2,377,067	1,142,212